Commitments and Contingencies - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) Claim	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Commitments and Contingencies [Line Items]
Number of putative and certified class action proceedings | Claim	3
Open capital commitments	$ 153,887	$ 93,180
Unfunded commitment liability	144,180	87,928
Operating lease expenses	3,729	3,155	$ 2,828
Accumulated Depreciation	94,395	85,899
Total expense under the agreement	$ 1,333,439	1,167,109	1,537,224
Service Agreements
Commitments and Contingencies [Line Items]
Service fee	0.10%
Additional service fee	0.15%
Agreement termination notice period	90 days
Termination period on which service fee continues to be paid	10 years
Total commitment in the event of termination	$ 55,086
Total expense under the agreement	6,641	6,677	7,734
Service Agreements | Yearly
Commitments and Contingencies [Line Items]
Total commitment in the event of termination	$ 5,509
Furniture and Fixtures
Commitments and Contingencies [Line Items]
Cost of furniture and equipment		2,976
Accumulated Depreciation		2,976
Depreciation		$ 619	$ 744